Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
3.	Acquisitions

(a)	Acquisition of California electrical generation and regulated distribution utility

On January 1, 2011, APUC and Emera Inc. (“Emera”) closed the acquisition of the “California Utility” for a purchase price of approximately $135,343 (U.S. $136,077). Through its wholly owned subsidiary Liberty Energy (California), APUC owns 50.001% of the shares of California Pacific Utility Ventures LLC, which acquired the California Utility and has concluded it controls the acquired entity. Liberty Energy (California) provides electric distribution service to approximately 47,000 customers in the Lake Tahoe region. The other 49.999% of the shares were acquired by Emera in the same transaction. The acquisition has been accounted for using the acquisition method, with earnings from operations consolidated since the date of acquisition.

On April 29, 2011, Emera agreed to sell its 49.999% interest in Liberty Energy (California) to APUC in exchange for 8,211,000 shares of APUC. The transaction is subject to regulatory approval and is expected to close in 2012.

The following table summarizes the preliminary allocation of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Liberty Energy (California):

Working capital	$8,964
Property, plant and equipment	146,064
Deferred income tax asset	2,056
Goodwill	8,268
Current portion of other long-term liabilities	(671)
Advances in aid of construction	(10,434)
Other long-term liabilities	(1,988)
Regulatory liabilities	(16,916)

Total net assets acquired	$135,343

The acquisition was funded as follows:

Contribution of equity by APUC in 2011	$29,074
Contribution of equity by APUC in 2010	3,787
Non-controlling interest portion of purchase price paid by Emera	32,860
Debt financing	69,622

Total acquisition consideration	$135,343

In connection with the acquisition, the Company issued 8,523,000 shares at a price of $3.25 per share to Emera pursuant to a subscription receipt agreement. The $27,700 cash proceeds of the subscription receipts were used to fund a portion of the cost of acquisition of the California Utility.

The determination of the fair value of assets and liabilities acquired has been based upon fair value measurements.

Goodwill is calculated as the excess of the purchase price over the fair value of net assets acquired and the contributing factors to the amount recorded include expected future cash flows, potential operational synergies, the utilization of technology, and cost savings opportunities in the delivery of certain shared administrative and other services. All of the goodwill was allocated to the Liberty Utilities (West) segment.

Property, plant & equipment of Liberty Energy (California) are amortized on a straight line basis, ranging from 15 to 75 years in accordance with regulatory requirements.

The Company incurred $2,572 in total acquisition-related costs (2010 - $2,210); of which $362 were incurred during 2011. All such costs have been expensed in the consolidated Statement of Operations.

As the acquisition closed on January 1, 2011, the financial statements for the year ended December 31, 2011 contain a full year of operating results for the utility. Liberty Energy (California) contributed revenue of $77,367 and earnings of $2,987 to the Company’s results for the year ended December 31, 2011. The disclosure of pro forma revenue and earnings related to 2010 is impracticable since the assets acquired were part of a small division of a much larger utility; separate financial statements were not maintained by the vendor of the assets, the regulated tariff driving revenue formulae has changed, the rate-base used in determining rates was not identical to the assets acquired and the operating costs were subject to extensive allocation.

(b)	Acquisition of Regulated Water Utilities

On September 20, 2011, Liberty Utilities (South) completed the acquisition of the water utility assets of Noel Water Co., Inc. (“Noel”). The acquisition has been accounted for using the acquisition method, with earnings from operations consolidated since the date of acquisition. Total acquisition consideration of $903 was paid in cash. The following assets were acquired at fair values: working capital of $28 and property, plant and equipment of $729. Goodwill amounting to $146 was recognized.

On November 9, 2011, Liberty Utilities (South) completed the acquisition of the water utility assets of KMB Utility Corporation (“KMB”). The acquisition has been accounted for using the acquisition method, with earnings from operations consolidated since the date of acquisition. Total acquisition consideration of $350 was paid in cash. The following assets were acquired at fair values: working capital of $43 and property, plant and equipment of $265. Goodwill amounting to $42 was recognized.

Both utilities are located in the state of Missouri.

(c)	Agreement to Acquire New Hampshire Electric and Gas Utilities

On December 9, 2010, Liberty Utilities entered into agreements to acquire all issued and outstanding shares of Granite State Electric Company, a regulated electric utility, and EnergyNorth Natural Gas Inc. a regulated natural gas utility from National Grid USA (“National Grid”) for total cash consideration of U.S. $285,000 plus working capital and subject to a final closing adjustment.

In connection with these acquisitions, Emera has agreed to a treasury subscription of subscription receipts convertible into 12,000,000 APUC common shares upon closing of the transactions at a purchase price of $5.00 per share. The receipt of cash from Emera and issuance of the shares is contingent on closing of these acquisitions and consequently the subscription receipts have not been recorded in the financial statements.

Closing of the transaction is subject to certain conditions including state and federal regulatory approval, and is expected to occur in 2012.

The Company incurred $3,271 in total acquisition-related costs (2010 - $1,889); of which $1,382 were incurred during 2011. All such costs have been expensed in the consolidated Statement of Operations.

(d)	Agreement to Acquire Mid-West Gas Utilities

On May 13, 2011, Liberty Utilities entered into an agreement with Atmos Energy Corporation (“Atmos Energy”) to acquire certain regulated natural gas distribution utility assets (the “Mid-West Utilities”) located in Missouri, Iowa, and Illinois. Total purchase price for the Mid-West Utilities is approximately U.S. $124,000, subject to certain working capital and other closing adjustments.

Closing of the transaction is subject to certain conditions including state and federal regulatory approval, and is expected to occur in 2012.

The Company incurred $398 in total acquisition-related costs during 2011 (2010 - $nil). All such costs have been expensed in the consolidated Statement of Operations.

(e)	Agreement to Acquire Solar Energy Project

On November 27, 2011, APCo entered into agreements to acquire rights, subject to Ontario Power Authority approval, to develop a 10 MW-AC solar project located near Cornwall, Ontario which has been granted an Ontario Feed-in-Tariff contract by the Ontario Power Authority for a 20 year term at a rate of $443/MWh. The consideration for the power sale contract is $4,500 plus additional contingent consideration of $3,500 that is based on achieving certain construction milestones.

On December 30, 2011 Ontario Power Authority Approval was received and the transaction closed on January 4, 2012. Following the completion of all regulatory submissions and approvals, construction of the solar facility is expected to begin in the second half of 2012, with a commercial operation date estimated in early 2013.

(f)	Power Purchase agreement for Chaplin Wind Project

Subsequent to the year end, APCo entered into a 25 year Power Purchase Agreement with SaskPower for development of a 177 –MW wind power project in the rural municipality of Chaplin, Saskatchewan, 200 km west of Regina, Saskatchewan. The project has a targeted commercial operation date of December, 2016. The 25 year power purchase agreement features a rate escalation provision of 0.6% throughout the term of the agreement.

(g)	Highground Capital Corporation

In 2008, the Company entered into an agreement with Highground Capital Corporation (“Highground”) and CJIG Management Inc. (“CJIG) whereby, CJIG acquired all of the issued and outstanding common shares of Highground and the Company issued equity in the form trust units to the Highground shareholders and CJIG, in exchange for $26.2 million of cash and future consideration based on 50% of liquidation proceeds from sale of Highground’s remaining assets by CJIG. During 2011, APUC received additional consideration of $1,073 (2010 - $170) from CJIG as APUC’s share of additional proceeds. This has been recorded as an increase to share capital. As at December 31, 2011, further consideration from this transaction, if any, is not expected to be significant.

(h)	Acquisition of U.S. Wind Farms

On March 9, 2012, APCo entered into an agreement to acquire a 51% majority interest in a 480 MW portfolio of four wind projects in the United States from Gamesa Corporación Tecnológica, S.A. (“Gamesa”) for total consideration of approximately U.S. $269 million. The portfolio will be acquired in two stages; closing of two existing wind farms is expected to occur promptly following receipt of regulatory approval and the acquisition of the remaining two wind farms following their respective commissionings near the end of 2012.